CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Profit (loss)	$ (115,374)	$ (249,758)	$ (285,640)	[1]
Items that will not be reclassified subsequently to income or loss:
Defined benefit obligation	2,566	3,630	(1,859)
Tax effect	139	(45)
Total income and expense that will not be reclassified subsequently to income or loss	2,705	3,585	(1,859)
Items that may be reclassified subsequently to income or loss:
Arising from cash flow hedges		(3,752)	9,663
Translation differences	(20,393)	3,239	(8,698)
Total income and expense that may be reclassified subsequently to income or loss	(20,393)	(513)	965
Items that have been reclassified to income or loss in the period:
Arising from cash flow hedges	(922)	8,091	2,390
Tax effect			(805)
Total transfers to income or loss	(922)	8,091	1,585
Other comprehensive income (loss) for the year, net of income tax	(18,610)	11,163	691
Total comprehensive (loss) for the year	(133,984)	(238,595)	(284,949)
Attributable to the Parent	(131,413)	(235,022)	(281,097)
Attributable to non-controlling interests	$ (2,571)	$ (3,573)	$ (3,852)

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.